Segment analysis - Impairment, Amortization and Depreciation to Group (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Disclosure of operating segments [line items]
Impairment of goodwill, other acquired intangible assets and interests in associates	$ 0	$ 22
Depreciation and impairment of right of use assets	254	278	$ 0
Depreciation and impairment of property, plant and equipment	136	159	147
Acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	131	114	110
Non-acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	37	29	$ 23
Amortization of non-acquired intangible assets	39	35
Intangible assets other than goodwill | Acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	134	130
Discontinued operations
Disclosure of operating segments [line items]
Impairment of goodwill, other acquired intangible assets and interests in associates	0	0
Amortization of intangible assets other than goodwill	5	22
Depreciation and impairment of right of use assets	13	37
Depreciation and impairment of property, plant and equipment	6	20
Discontinued operations | Non-acquired
Disclosure of operating segments [line items]
Amortization of non-acquired intangible assets	2	6
Discontinued operations | Intangible assets other than goodwill | Acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	3	16
Total reportable segments
Disclosure of operating segments [line items]
Impairment of goodwill, other acquired intangible assets and interests in associates	0	0
Depreciation and impairment of right of use assets	240	240
Depreciation and impairment of property, plant and equipment	130	138
Total reportable segments | Non-acquired
Disclosure of operating segments [line items]
Amortization of non-acquired intangible assets	36	28
Total reportable segments | Intangible assets other than goodwill | Acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	131	114
Central and other costs
Disclosure of operating segments [line items]
Impairment of goodwill, other acquired intangible assets and interests in associates	0	22
Depreciation and impairment of right of use assets	1	1
Depreciation and impairment of property, plant and equipment	0	1
Central and other costs | Non-acquired
Disclosure of operating segments [line items]
Amortization of non-acquired intangible assets	1	1
Central and other costs | Intangible assets other than goodwill | Acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	0	0
USA | Total reportable segments
Disclosure of operating segments [line items]
Impairment of goodwill, other acquired intangible assets and interests in associates	0	0
Depreciation and impairment of right of use assets	224	226
Depreciation and impairment of property, plant and equipment	123	131
USA | Total reportable segments | Non-acquired
Disclosure of operating segments [line items]
Amortization of non-acquired intangible assets	34	26
USA | Total reportable segments | Intangible assets other than goodwill | Acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	131	113
Canada | Total reportable segments
Disclosure of operating segments [line items]
Impairment of goodwill, other acquired intangible assets and interests in associates	0	0
Depreciation and impairment of right of use assets	16	14
Depreciation and impairment of property, plant and equipment	7	7
Canada | Total reportable segments | Non-acquired
Disclosure of operating segments [line items]
Amortization of non-acquired intangible assets	2	2
Canada | Total reportable segments | Intangible assets other than goodwill | Acquired
Disclosure of operating segments [line items]
Amortization of intangible assets other than goodwill	$ 0	$ 1